Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2015	29,518,343
Balance at Dec. 31, 2015	$ 18,927,388	$ 2,695,038	$ 1,439,632	$ (362,210)	$ (18,653,064)	$ 4,046,784
Statement Line Items [Line Items]
Net Profit (Loss) for the Year					64,247	64,247
Other comprehensive income (loss)				60,173		60,173
Warrants exercise (note 13 (d)) (in shares)	5,711,683
Warrants exercise (note 13 (d))	$ 2,904,840		(683,578)			2,221,262
Expired warrant		756,054	(756,054)
Stock option exercise (note 13 (c))	$ 82,494	(29,927)				52,567
Balance (in shares) at Dec. 31, 2016	35,529,192
Balance at Dec. 31, 2016	$ 21,914,722	3,421,165		(302,037)	(18,588,817)	6,445,033
Statement Line Items [Line Items]
Net Profit (Loss) for the Year					(6,261,382)	(6,261,382)
Other comprehensive income (loss)				(1,410)		(1,410)
Share-based payments charged to operations		371,513				371,513
Balance (in shares) at Dec. 31, 2017	35,529,192
Balance at Dec. 31, 2017	$ 21,914,722	3,792,678		(303,447)	(24,850,199)	553,754
Statement Line Items [Line Items]
Net Profit (Loss) for the Year					(104,156)	(104,156)
Other comprehensive income (loss)				32,202		32,202
Share-based payments charged to operations		162,489				162,489
Contract adjustment for 2017 (note 4.1)					(85,695)	(85,695)
Balance (in shares) at Dec. 31, 2018	35,529,192
Balance at Dec. 31, 2018	$ 21,914,722	$ 3,955,167		$ (271,245)	$ (25,040,050)	$ 558,594